Note 9 - Short-term Borrowings (Details) - Outstanding Balances and Related Information of Short-term Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Balance at year-end	$ 14,808	$ 10,809
Average balance outstanding	8,379	8,806
Maximum month-end balance	$ 19,970	$ 17,351
Year End [Member]
Short-term Debt [Line Items]
Weighted-average rate	0.98%	1.44%
During the Year [Member]
Short-term Debt [Line Items]
Weighted-average rate	1.77%	3.15%